Provisions	12 Months Ended
Dec. 31, 2011
Provisions [Abstract]
Provisions

13. Provisions

The movement in the provision for lease contract termination costs is as follows:

(in thousands)	Lease contract termination costs EUR

Balance, January 1, 2010	15,198
Utilization of the provision	(2,576)
Unwinding of discount	305
Effect of exchange rates	1,134

Balance, December 31, 2010	14,061
Utilization of the provision	(2,452)
Unwinding of discount	421
Effect of exchange rates	308

Balance, December 31, 2011	12,338

Non-current portion of provisions
December 31, 2010	11,811
December 31, 2011	10,012

The provision for lease contract termination costs relates to an operating lease contract for a building for which no economic benefits are expected. The provision for lease contract termination costs is expected to be utilized by 2017.